Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)		$ (33,545,000)	$ (1,339,000)		$ 4,345,000	$ (41,650,000)
Adjustments to reconcile net income to net cash used in operating activities:
Non-cash interest expense related to debt financing and royalty obligation		6,392,000	6,499,000		12,459,000	9,005,000
Settlement of interest with payment-in-kind note		3,125,000
Change in fair value of warrant liability			(449,000)		(551,000)	(138,000)
Change in fair value of derivative warranty liabilities			(32,466,000)		(66,340,000)	14,986,000
Stock-based compensation expense		353,000	144,000		825,000	359,000
Depreciation		12,000	9,000		18,000	4,000
Changes in operating assets and liabilities:
Accounts receivable		(1,828,000)	(970,000)		(4,400,000)
Inventory		(3,903,000)	2,815,000		1,104,000	(6,961,000)
Prepaid expenses		(142,000)	(3,745,000)		(804,000)	(939,000)
Accounts payable		1,357,000	2,293,000		7,728,000	4,035,000
Accrued expenses		6,369,000	3,640,000		2,864,000	1,584,000
Deferred revenue		(125,000)	210,000		1,172,000
Net cash used in operating activities		(21,935,000)	(23,359,000)		(41,580,000)	(19,715,000)
Cash Flows from Investing Activities
Purchases of property and equipment		(20,000)	(60,000)		(63,000)	(21,000)
Net cash used in investing activities		(20,000)	(60,000)		(63,000)	(21,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes payable		20,000,000	1,611,000		1,611,000	18,389,000
Proceeds from issuance of senior notes payable		5,000,000	49,125,000		49,125,000
Proceeds from PPP loan			500,000		488,000
Repayment of PPP loan			(500,000)		(488,000)
Debt issuance costs			(3,516,000)		(3,516,000)	(29,000)
Net cash used in financing activities		25,000,000	47,220,000		47,220,000	18,360,000
Net increase (decrease) in cash and cash equivalents		3,045,000	23,801,000		5,577,000	(1,376,000)
Cash - beginning of the period		7,233,000	1,656,000		1,656,000	3,032,000
Cash - end of the period	$ 25,457,000	10,278,000	25,457,000	$ 7,233,000	7,233,000	1,656,000
Supplemental disclosure of cash flow information:
Cash paid for interest					3,125,000
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible notes payable into Series D redeemable convertible preferred stock		3,360,000
Conversion of Series D redeemable convertible preferred stock into common stock		11,829,000
Accretion of redeemable convertible preferred stock to redemption value, including dividends on preferred stock		7,737,000	7,341,000		14,682,000	$ 13,594,000
Blue Water Acquisition Corp
Cash Flows from Operating Activities:
Net income (loss)	(761)	8,049,432		(4,718,021)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warranty liabilities		(9,446,740)		921,830
Issuance costs – warrant liabilities				645,776
General and administrative expenses paid by related party through note payable				36,280
Compensation cost from issuance of derivative warrant liabilities – private warrants				2,924,805
Gain on marketable securities (net), and dividends held in Trust Account		(2,909)		(48)
Changes in operating assets and liabilities:
Prepaid expenses		52,721		(168,141)
Accounts payable	761	(40,132)		157,210
Accrued expenses		742,302		172,200
Due to related party		60,000
Accrued franchise and other taxes		175,090
Net cash used in operating activities		(410,236)		(28,109)
Cash Flows from Investing Activities
Cash deposited in Trust Account				(58,650,000)
Net cash used in investing activities				(58,650,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party				(157,480)
Proceeds received from initial public offering, gross				57,500,000
Proceeds received from private placement				3,445,000
Offering costs paid		(20,600)		(1,454,040)
Net cash used in financing activities		(20,600)		59,333,480
Net increase (decrease) in cash and cash equivalents		(430,836)		655,371
Cash - beginning of the period		655,371
Cash - end of the period		224,535		655,371	$ 655,371
Supplemental disclosure of noncash activities:
Offering costs paid by related party in exchange for issuance of Class B common stock				25,000
Offering costs included in accounts payable				21,435
Offering costs included in accrued expenses				70,000
Offering costs paid by related party through note payable				121,200
Deferred underwriting commissions in connection with the initial public offering				2,012,500
Initial value of common stock subject to possible redemption				36,340,978
Change in value of common stock subject to possible redemption		8,049,432		(999,406)
Issuance of Class A common stock to the underwriters				$ 6
Deferred offering costs paid by related party in exchange for issuance of Class B common stock	25,000
Deferred offering costs included in accrued expenses	25,000
Deferred offering costs paid by related party through note payable	$ 12,500